Schedule of key management personnel (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term benefits	R$ 119,734	R$ 74,943	R$ 70,366
Post-employment benefit	2,121	961	1,104
Long term incentive plan	14,394	7,456	14,724
Total	R$ 136,249	R$ 83,360	R$ 86,194